INVESTMENTS - Equity securities without readily determinable fair values (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Equity securities without readily determinable fair values:		¥ 257		¥ 293
Investment loss (income)		(321)	$ (47)	188		¥ (284)
Impairment of equity securities with out readily determinable fair value		7		0
Preferred shares
INVESTMENTS
Equity securities without readily determinable fair values:		138
Cjia/Cjia Group
INVESTMENTS
Equity securities without readily determinable fair values:		¥ 138		¥ 168
Commerz Real Institute
INVESTMENTS
Consideration for purchase of investments | €					€ 12
OYO
INVESTMENTS
Equity interest owned (as a percent)		1.00%		1.00%
Percentage of equity interest acquired	1.00%
Equity securities without readily determinable fair values:		¥ 54		¥ 54
Investment loss (income)				¥ 52